Note 15	12 Months Ended
Dec. 31, 2021
Hedging derivatives and fair value changes of the hedged items in portfolio hedge of interest rate risk [Abstract]
Disclosure of Hedging derivatives and fair value changes of the hedged items in portfolio hedge of interest rate risk [Text Block]	Hedging derivatives and fair value changes of the hedged items in portfolio hedges of interest rate risk
The balance of these headings in the accompanying consolidated balance sheets is as follows:

Derivatives – Hedge accounting and fair value changes of the hedged items in portfolio hedge of interest rate risk (Millions of Euros)
	2021	2020	2019
ASSETS
Derivatives - Hedge accounting	1,805	1,991	1,729
Fair value changes of the hedged items in portfolio hedges of interest rate risk	5	51	28
LIABILITIES
Derivatives - Hedge accounting	2,626	2,318	2,233
Fair value changes of the hedged items in portfolio hedges of interest rate risk	—	—	—
As of December 31, 2021, 2020 and 2019, the main positions hedged by the Group and the derivatives designated to hedge those positions were:
–Fair value hedging:
a.Fixed-interest debt securities at fair value through other comprehensive income and at amortized cost: The interest rate risk of these securities is hedged using interest rate derivatives (fixed-variable swaps) and forward sales.
b.Long-term fixed-interest debt securities issued by the Bank: the interest rate risk of these securities is hedged using interest rate derivatives (fixed-variable swaps).
c.Fixed-interest loans: The equity price risk of these instruments is hedged using interest rate derivatives (fixed-variable swaps).
d.Fixed-interest and/or embedded derivative deposit portfolio hedges: it covers the interest rate risk through fixed-variable swaps. The valuation of the borrowed deposits corresponding to the interest rate risk is in the heading "Fair value changes of the hedged items in portfolio hedges of interest rate risk”.
–Cash-flow hedges: Most of the hedged items are floating interest-rate loans and asset hedges linked to the inflation of the financial assets at fair value through other comprehensive income portfolio. This risk is hedged using foreign-exchange, interest-rate swaps, inflation and FRA (Forward Rate Agreement).
–Net foreign-currency investment hedges: These hedged risks are foreign-currency investments in the Group’s foreign subsidiaries. This risk is hedged mainly with foreign-exchange options and forward currency sales and purchases.
Note 7 analyzes the Group’s main risks that are hedged using these financial instruments.
The details of the net positions by hedged risk of the fair value of the hedging derivatives recognized in the accompanying consolidated balance sheets are as follows:

Derivatives - Hedge accounting. Breakdown by type of risk and type of hedge (Millions of Euros)
	2021		2020		2019
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
Interest rate	697	322	989	525	920	488
OTC	697	322	989	525	920	488
Organized market	—	—	—	—	—	—
Equity	—	—	—	—	—	3
OTC	—	—	—	—	—	3
Organized market	—	—	—	—	—	—
Foreign exchange and gold	463	135	435	350	420	316
OTC	463	135	435	350	420	316
Organized market	—	—	—	—	—	—
Credit	—	—	—	—	—	—
Commodities	—	—	—	—	—	—
Other	—	—	—	—	—	—
FAIR VALUE HEDGES	1,160	457	1,424	874	1,341	808
Interest rate	228	1,786	154	1,055	224	850
OTC	226	1,786	154	1,041	224	839
Organized market	2	—	—	15	—	11
Equity	—	—	—	—	—	—
Foreign exchange and gold	180	79	225	55	115	18
OTC	180	79	225	50	115	18
Organized market	—	—	—	5	—	—
Credit	—	—	—	—	—	—
Commodities	—	—	—	—	—	—
Other	—	—	—	—	—	—
CASH FLOW HEDGES	408	1,865	379	1,111	339	868
HEDGE OF NET INVESTMENTS IN A FOREIGN OPERATION	198	196	166	139	12	242
PORTFOLIO FAIR VALUE HEDGES OF INTEREST RATE RISK	18	95	18	170	37	216
PORTFOLIO CASH FLOW HEDGES OF INTEREST RATE RISK	21	13	3	23	1	99
DERIVATIVES-HEDGE ACCOUNTING	1,805	2,626	1,991	2,318	1,729	2,233
of which: OTC - credit institutions	1,454	2,248	1,718	1,965	1,423	1,787
of which: OTC - other financial corporations	349	378	273	333	306	426
Below there is a breakdown of the items covered by fair value hedges:

Hedged items in fair value hedges (Millions of Euros)
	Carrying amount		Hedge adjustments included in the carrying amount of assets/liabilities		Remaining adjustments for discontinued micro hedges including hedges of net positions		Hedged items in portfolio hedge of interest rate risk
	2021	2020	2021	2020	2021	2020	2021	2020
ASSETS
Financial assets measured at fair value through other comprehensive income	20,333	28,091	(52)	(99)	11	12	—	—
Interest rate	20,285	28,059
Other	49	33
Financial assets measured at amortized cost	8,273	11,177	168	386	5	3	1,997	2,500
Interest rate	8,270	11,177
Foreign exchange and gold	2	—
LIABILITIES
Financial liabilities measured at amortized costs	24,567	23,546	(690)	(576)	—	2	—	—
Interest rate	24,563	23,543
Foreign exchange and gold	5	3
The following is the breakdown, by their notional maturities, of the hedging instruments as of December 31, 2021:

Calendar of the notional maturities of the hedging instruments (Millions of Euros)
	Up to 3 months	From 3 months to 1 year	From 1 to 5 years	More than 5 years	Total
FAIR VALUE HEDGES	2,820	8,467	28,506	13,615	53,409
Of which: Interest rate	2,807	8,360	27,239	13,615	52,021
CASH FLOW HEDGES	195	3,346	36,410	4,381	44,332
Of which: Interest rate	—	2,713	34,787	4,381	41,882
HEDGE OF NET INVESTMENTS IN A FOREIGN OPERATION	2,241	2,617	—	—	4,857
PORTFOLIO FAIR VALUE HEDGES OF INTEREST RATE RISK	175	647	1,258	1,108	3,187
PORTFOLIO CASH FLOW HEDGES OF INTEREST RATE RISK	171	428	851	132	1,583
DERIVATIVES-HEDGE ACCOUNTING	5,602	15,505	67,024	19,236	107,368
In 2021, 2020 and 2019, there was no reclassification in the accompanying consolidated income statements of any amount corresponding to cash flow hedges that was previously recognized in equity (see Note 41).
The amount for derivatives designated as accounting hedges that did not pass the effectiveness test in December 31, 2021, 2020 and 2019 were not material.
IBOR Reform
The transition from IBOR indices to the new risk free rates (RFR) (see Note 2.3) may cause uncertainty about the future of some references or its impact on the contracts held by an entity, which could cause uncertainty about the term or the amounts of the cash flows of the hedged instrument or the hedging instrument. Due to such uncertainties, in the period before the benchmark rate reform actually takes place, some entities may be forced to discontinue hedge accounting, or not be able to designate new hedging relationships. To avoid this, the IASB made a series of transitory amendments to IFRS 9, IAS 39 and IFRS 7 providing temporary exceptions to the application of certain specific hedge accounting requirements that are applicable to all hedging relationships that are affected by the uncertainty derived from the IBOR Reform. These exceptions should end once the uncertainty is resolved (rates to be modified according to the new RFRs) or the hedge ceases to exist.
The nominal amount of the hedging instruments for hedging relationships directly affected by the IBOR reform as of December 31, 2021 is the following:

Hedges affected by the IBOR reform (Millions of Euros)
	LIBOR USD	LIBOR GBP	Other	Total
Cash flow hedges	1,056	—	—	1,056
Fair value hedges	7,939	389	583	8,910